SHAREHOLDERS' EQUITY (Schedule of RSUs Granted) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
Number of Units
Granted	1,435,333
Vested and expected to vest	6,635,385
Aggregate intrinsic value
Vested and expected to vest | $	$ 1,362
RSU [Member]
Number of Units
Unvested at beginning of year	376,811
Granted	182,874
Vested	(152,393)
Forfeited	(33,669)
Unvested at end of the year	373,623
Aggregate intrinsic value
Unvested at beginning of year | $	$ 1,424
Unvested at end of the year | $	785
Vested and expected to vest | $	$ 588